Fair value measurement - Contingent consideration (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Contingent consideration
Contingent consideration	$ 209,314
Royalty Deed
Contingent consideration
Contingent consideration	43,985	$ 0	$ 0
Contingent copper consideration
Contingent consideration
Contingent consideration	84,200	$ 0	$ 0
Deferred consideration
Contingent consideration
Contingent consideration	$ 81,129